Offerings - Offering: 1	Nov. 04, 2026 USD ($) Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered	546,529
Proposed Maximum Offering Price per Unit	1.83
Maximum Aggregate Offering Price	$ 1,000,148.07
Fee Rate | Rate	0.0087%
Amount of Registration Fee	$ 87.01
Offering Note	Pursuant to Rule 416(a) and Rule 416(b) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the common stock, par value $0.0001 per share (the “Common Stock”), of GRI Bio, Inc. (referred to herein as the “Registrant”, “we,” “us” or “our”) that becomes issuable under the Registrant’s Amended and Restated 2018 Equity Incentive Plan, as amended (the “2018 Plan”), by reason of certain corporate transactions or events, including any share dividend, share split, recapitalization or certain other transactions that result in an increase in the number of the outstanding shares of the Registrant’s Common Stock.
(2)Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price for shares reserved for future grant or issuance under the 2018 Plan are based on $1.83 per share, the average of the high and the low price of Registrant’s Common Stock as reported on The Nasdaq Capital Market as of a date (November 10, 2026) within five business days prior to filing this Registration Statement.